COMMISSIONS AND FEES	12 Months Ended
Dec. 31, 2018
Disclosure Of Fee And Commission Income Expense Explanatory [Abstract]
Disclosure of fee and commission income (expense) [text block]
22	COMMISSIONS AND FEES

This item consists of the following:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Maintenance of accounts, transfers and credit and debit card services	1,214,365	1,251,935	1,146,082
Funds and equity management	644,038	505,215	467,558
Contingent loans and foreign trade fees	360,798	279,211	260,704
Commissions for banking services	270,784	290,855	202,863
Collection services	234,754	235,369	331,885
Brokerage, securities and custody services	108,333	142,288	166,581
Penalty commissions	71,049	49,350	46,572
Others	222,736	157,185	149,316
Total	3,126,857	2,911,408	2,771,561